S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Feb. 02, 2026
Mr. Daniel Hennessy [Member]
Spac Sponsor Direct And Indirect Material Interest Holder Line Items
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Daniel Hennessy
Mr. Thomas Hennessy [Member]
Spac Sponsor Direct And Indirect Material Interest Holder Line Items
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Thomas Hennessy